Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Detailed Information About Revenue by Geographic Area [Abstract]
Summary of breakdown of revenue by sales channels
Breakdown of revenue by sales channel:

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Direct To Consumer (DTC)	247,460	186,813	124,354
Wholesale	164,359	116,417	93,156
Other	10,493	5,592	5,102

Total revenue by sales channel	422,312	308,822	222,612

Summary of disclosure of revenue of geographical areas
Breakdown of revenue by geographic area:

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

EMEA	205,715	148,197	113,883
North America	145,519	106,701	85,601
Greater China	48,876	42,518	18,751
Other Asia	22,202	11,406	4,377

Total revenue	422,312	308,822	222,612